CONVERTIBLE PREFERRED SHARES, SHAREHOLDERS' EQUITY AND EQUITY INCENTIVE PLAN (Tables)	12 Months Ended
Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of composition of share capital
	December 31, 2023		December 31, 2022
	Authorized	Issued and outstanding	Authorized	Issued and outstanding
	Number of shares no par value
Ordinary shares	900,000,000	90,864,662	900,000,000	86,780,082

Schedule of share option activity
	Number of options	Weighted average exercise price	Weighted average remaining contractual term (in years)	Aggregate intrinsic value

Balance as of December 31, 2022	12,412,197	$8.96	6.93	$49,209
Granted	596,782	$9.11
Forfeited	(802,728)	$18.28
Exercised	(982,717)	$1.9		$7,662
Balance as of December 31, 2023	11,223,534	$8.92	6.17	$37,473

Exercisable options at end of year	8,140,268	$7.47	5.54	$35,597

Schedule of share-based payment arrangement, restricted stock
	Number of RSUs	Weighted- Average Grant Date Fair Value Per Share

Balance as of December 31, 2022	6,559,826	$16.23
Granted	4,814,253	$9.44
Forfeited	(2,021,312)	$15.91
Released	(2,510,169)	$15.22
Balance as of December 31, 2023	6,842,598	$11.89

Schedule of share-based compensation expense by award type
	Year ended December 31
	2023	2022	2021
Options	$18,392	$20,167	$21,359
RSUs	35,262	27,001	4,842
ESPP	1,803	2,936	1,131
	$55,457	$50,104	$27,332

Schedule of share-based compensation expense
	Year ended December 31
	2023	2022	2021
Cost of revenues	$2,590	$3,896	$1,804
Research and development	11,041	7,285	3,863
Sales and marketing	17,671	19,126	8,205
General and administrative	24,155	19,797	13,460
	$55,457	$50,104	$27,332

Share options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of share-based payment arrangement, restricted stock
	Year ended December 31,
	2023	2022	2021

Expected volatility	60%-76%	60%	60%
Expected dividend yield	-	-	-
Expected term (in years)	1.44-6.08	5.5-6.98	5-6.55
Risk free interest	3.46%-4.93%	1.98%-3.88%	0.49%-1.06%

Employee Share Purchase Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Schedule of black-Scholes assumptions used to value employee options
	Year ended December 31,
	2023	2022	2021

Expected volatility	49%-63.8%	77%-91.9%	41%
Expected dividend yield	-	-	-
Expected term (in years)	0.5	0.5	0.57
Risk free interest	4.92%-5.47%	0.46%-2.85%	0.06%